Northern Lights Fund Trust

Grant Park Absolute Return Fund

Grant Park Multi-Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for Grant Park Absolute Return Fund and Grant Park Multi-Alternative Strategies Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 6, 2018 (SEC Accession No. 0001580642-18-000663).